SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES
Schedule of selling, marketing and business development expenses

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Payroll and related expenses	20,756	9,335	7,540
Share-based payments	1,464	941	575
Professional services	18,957	3,680	1,626
Samples	438	178	—
Travel, fleet, meals and related expenses	5,729	2,193	1,822
Office-related expenses	957	789	495
Other	984	1,217	428
	49,285	18,333	12,486